UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zephyr Management, L.P.
Address: 320 Park Avenue

         New York, NY  10022

13F File Number:  28-12598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy S. Kelvin
Title:     Chief Financial Officer
Phone:     212-508-9425

Signature, Place, and Date of Signing:

     //Roy S. Kelvin     New York, NY/USA     May 06, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $73,581 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTAGE ENERGY INCOME FD     TR UNIT          00762L101      786    68800          SOLE    NONE            68800        0        0
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108      959    27386          SOLE    NONE            27386        0        0
ALLIED IRISH BKS P L C         SPON ADR ORD     019228402      553    12800          SOLE    NONE            12800        0        0
ANTHRACITE CAP INC             COM              037023108      256    38800          SOLE    NONE            38800        0        0
APOLLO INVT CORP               COM              03761U106      746    47100          SOLE    NONE            47100        0        0
ARBOR RLTY TR INC              COM              038923108      255    16900          SOLE    NONE            16900        0        0
ATLAS PIPELINE PARTNERS LP     UNIT L P INT     049392103      969    24200          SOLE    NONE            24200        0        0
BANCOLOMBIA S A                SPON ADR PREF    05968L102     4581   129200          SOLE    NONE           129200        0        0
BAYTEX ENERGY TR               TRUST UNIT       073176109      328    14800          SOLE    NONE            14800        0        0
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107      494    24600          SOLE    NONE            24600        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      991    21500          SOLE    NONE            21500        0        0
CALUMET SPECIALTY PRODS PTNR   UT LTD PARTNER   131476103      204     8700          SOLE    NONE             8700        0        0
CAPITAL TRUST INC MD           CL A NEW         14052H506      270    10000          SOLE    NONE            10000        0        0
CAPLEASE INC                   COM              140288101      743    95600          SOLE    NONE            95600        0        0
CAPSTEAD MTG CORP              COM NO PAR       14067E506      257    22500          SOLE    NONE            22500        0        0
CROSSTEX ENERGY L P            COM              22765U102     1008    32800          SOLE    NONE            32800        0        0
DANAOS CORPORATION             SHS              Y1968P105      735    29900          SOLE    NONE            29900        0        0
DESARROLLADORA HOMEX S A DE    SPONSORED ADR    25030W100    10710   184500          SOLE    NONE           184500        0        0
DOUBLE HULL TANKERS INC        COM              Y21110104      723    68100          SOLE    NONE            68100        0        0
EMBRAER-EMPRESA BRASILEIRA D   SP ADR COM SHS   29081M102    13254   335450          SOLE    NONE           335450        0        0
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106      509    10700          SOLE    NONE            10700        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604     1068    24600          SOLE    NONE            24600        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107     1016    34200          SOLE    NONE            34200        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105      552    11200          SOLE    NONE            11200        0        0
FIRST INDUSTRIAL REALTY TRUS   COM              32054K103      744    24100          SOLE    NONE            24100        0        0
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD   38045R107     5572   374200          SOLE    NONE           374200        0        0
GOLAR LNG LTD BERMUDA          SHS              G9456A100      524    28675          SOLE    NONE            28675        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    13393   552500          SOLE    NONE           552500        0        0
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102      568    16700          SOLE    NONE            16700        0        0
INERGY L P                     UNIT LTD PTNR    456615103      768    27500          SOLE    NONE            27500        0        0
LEGACY RESERVES LP             UNIT LP INT      524707304      807    40425          SOLE    NONE            40425        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100      754    39700          SOLE    NONE            39700        0        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100      958    31075          SOLE    NONE            31075        0        0
MEDICAL PPTYS TRUST INC        COM              58463J304      264    23300          SOLE    NONE            23300        0        0
NORTHSTAR RLTY FIN CORP        COM              66704R100      249    30500          SOLE    NONE            30500        0        0
NUSTAR ENERGY LP               UNIT COM         67058H102      780    16100          SOLE    NONE            16100        0        0
OCEANFREIGHT INC               SHS              Y64202107      776    35500          SOLE    NONE            35500        0        0
OMEGA NAVIGATION ENTERPRISES   CLASS A          Y6476R105      738    49245          SOLE    NONE            49245        0        0
ONEOK PARTNERS LP              UNIT LTD PARTN   68268N103     1022    17775          SOLE    NONE            17775        0        0
PARAGON SHIPPING INC           CL A             69913R309      512    33800          SOLE    NONE            33800        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105      566    11900          SOLE    NONE            11900        0        0
QUEST ENERGY PARTNERS L P      COM UNIT LP IN   74836b209      770    55000          SOLE    NONE            55000        0        0
REDWOOD TR INC                 COM              758075402      273     7500          SOLE    NONE             7500        0        0
SHIP FINANCE INTERNATIONAL L   SHS              G81075106      825    31400          SOLE    NONE            31400        0        0
TELECOMUNICACOES DE SAO PAUL   SPON ADR PFD     87929A102      751    30000          SOLE    NONE            30000        0        0